Share Capital and Other Reserves (Details)							12 Months Ended
	Aug. 30, 2024 shares	Jul. 26, 2023	May 31, 2023 shares	Feb. 02, 2023 $ / shares shares	Jan. 26, 2023	Oct. 26, 2022 shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€) $ / shares shares	Dec. 31, 2024 € / shares shares	Jun. 12, 2024 shares	Aug. 30, 2023 shares	Jan. 31, 2023 $ / shares shares	Jul. 11, 2022 shares
Share Capital and Other Reserves [Line Items]
Authorized shares								38,150			38,150
Shares issued									1,650,000	1,650,000			150,000
Ordinary shares, per share (in Dollars per share) | $ / shares								$ 5
Aggregate proceeds							€ 2,622,967	$ 2,725,000	€ 6,777,120
Purchase price (in Dollars per share) | $ / shares														$ 5
Percentage of offering price		100.00%			93.00%		7.00%	7.00%
Net proceeds							€ 2,407,879	$ 2,501,545
Ordinary shares issued															1
Offering price percentage							100.00%	100.00%
Offering shares	50,000							545,000			545,000
Granted share awards	300,000						1,065,000	1,065,000	105,000
Surrender shares							250,000	250,000
Outstanding share								815,000			815,000
Number of shares award vested							765,000	765,000
Exercisable per share (in Dollars per share) | $ / shares				$ 2
Valuation options totaling							€ 638,688	$ 697,319
Share options (in Euro) | €							€ 170,317		€ 170,317
Expected dividend							0.00%	0.00%	0.00%
Shares converted							1,850,000	1,850,000
Warrant to purchase period							5 years	5 years	5 years
Exercise price per share (in Dollars per share) | $ / shares										$ 5
Warrant liability (in Euro) | €									€ 198,209	$ 198,209
Option pricing model (in Euro) | €							€ 51,364		34,383
Other expenses (in Euro) | €							€ 14,183
Other expenses (in Euro) | €									€ 163,827
Number of shares offering private placement							545,000	545,000
Warrants exercisable (in Dollars per share) | $ / shares								$ 5
Black scholes option pricing (in Euro) | €							€ 101,247
Percentage of exercise price granted option						100.00%
Percentage of fair market value						10.00%
ShareholdersPercentage						10.00%
Exercisable period						10 years
Granted period						5 years
Over-allotment Option [Member]
Share Capital and Other Reserves [Line Items]
Granted option							45 days	45 days
2022 Equity Incentive Plan [Member]
Share Capital and Other Reserves [Line Items]
Percentage of fair market value						110.00%
Brera Holdings PLC [Member]
Share Capital and Other Reserves [Line Items]
Net proceeds							€ 6,244,344	$ 6,900,000
Daniel Joseph McClory [Member]
Share Capital and Other Reserves [Line Items]
Shares issued												65,000
Chief Executive Officer [Member]
Share Capital and Other Reserves [Line Items]
Shares issued									1,500,000	1,500,000
Shares Issued for Services [Member]
Share Capital and Other Reserves [Line Items]
General and administrative expenses (in Euro) | €							€ 790,781		€ 109,829
Share options [member]
Share Capital and Other Reserves [Line Items]
Purchase of options and cancelled			50,000
Warrants [member]
Share Capital and Other Reserves [Line Items]
Granted option							3 years 2 months 12 days	3 years 2 months 12 days
Expected dividend							0.00%	0.00%
Class A Ordinary Share [Member]
Share Capital and Other Reserves [Line Items]
Shares issued								630,000			630,000	40,000
Ordinary shares, per share (in Dollars per share) | $ / shares								$ 0.005
Designated ordinary shares								50,000,000			50,000,000
Nominal value of per share (in Euro per share) | € / shares											€ 1
Ordinary shares votes per share							ten	ten
Shares converted							1,850,000	1,850,000
Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Authorized shares						2,000,000
Shares issued														1,500,000
Ordinary shares, per share (in Dollars per share) | $ / shares								$ 0.005
Designated ordinary shares								250,000,000			250,000,000
Ordinary shares votes per share							one	one
Purchase price (in Dollars per share) | $ / shares								$ 4.65
Percentage of offering price							7.00%	7.00%
Purchase to additional shares							225,000	225,000
Ordinary shares issued								105,000			105,000
Shares issued									105,000
Class B Ordinary Shares [Member] | Share options [member]
Share Capital and Other Reserves [Line Items]
Granted options to purchase				250,000
Preference shares [member]
Share Capital and Other Reserves [Line Items]
Shares issued								50,000,000			50,000,000
First Anniversary grant [Member]
Share Capital and Other Reserves [Line Items]
Shares issued								50,000			50,000
Ordinary shares [member]
Share Capital and Other Reserves [Line Items]
Authorized shares								350,000,001			350,000,001
Shares issued								300,000,000			300,000,000
Ordinary shares, per share (in Dollars per share) | $ / shares								$ 0.005
Preference shares [Member]
Share Capital and Other Reserves [Line Items]
Ordinary shares, per share (in Dollars per share) | $ / shares								$ 0.005
Initial Public Offering [Member]
Share Capital and Other Reserves [Line Items]
Percentage of offering price							93.00%	93.00%
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Share Capital and Other Reserves [Line Items]
Percentage of discount rate							15.00%	15.00%